ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,213,767	$ 170,956	¥ 1,049,999
Accounts receivable, net of allowance of RMB5,407 and RMB5,926 (US$835) as of December 31, 2022 and 2023, respectively	60,832	8,568	79,614
Inventories, net	16,518	2,327	19,127
Amounts due from related parties	1,810	255	2,286
Prepayments and other current assets	89,511	12,607	102,765
Total current assets	1,382,438	194,713	1,253,791
Non-current assets
Property and equipment, net	6,169	869	9,205
Intangible assets, net	23,245	3,274	24,872
Operating lease right-of-use assets	3,648	514	12,782
Long-term investment	26,333	3,709	26,333
Other non-current assets	8,662	1,218	6,416
Total non-current assets	68,057	9,584	79,608
Total assets	1,450,495	204,297	1,333,399
Current liabilities
Accounts payable	22,139	3,118	24,206
Deferred revenue and customer advances	318,587	44,872	379,063
Amounts due to related parties	4,428	624	6,944
Accrued expenses and other current liabilities	143,677	20,236	144,717
Current operating lease liabilities	1,927	271	6,123
Total current liabilities	490,758	69,121	561,053
Non-current liabilities
Non-current operating lease liabilities	1,933	272	2,894
Total non-current liabilities	1,933	272	2,894
Total liabilities	492,691	69,393	563,947
Allowance for credit losses	5,926	835	5,407	$ 762	¥ 381	¥ 156
Related Party
Current assets
Amounts due from related parties	1,810	255	2,286
Non-current assets
Operating lease right-of-use assets	0		8,621
Current liabilities
Amounts due to related parties	4,428	624	6,944
Current operating lease liabilities	0		4,616
VIE
Current assets
Cash and cash equivalents	739,750	104,192	505,621
Accounts receivable, net of allowance of RMB5,407 and RMB5,926 (US$835) as of December 31, 2022 and 2023, respectively	57,517	8,101	79,606
Inventories, net	17,084	2,406	19,199
Prepayments and other current assets	83,200	11,718	101,022
Total current assets	1,017,618	143,328	818,681
Non-current assets
Property and equipment, net	5,935	836	8,909
Intangible assets, net	17,033	2,399	16,554
Operating lease right-of-use assets	3,648	514	9,777
Long-term investment	26,333	3,709	26,333
Other non-current assets	6,033	850	3,747
Total non-current assets	58,982	8,308	65,320
Total assets	1,076,600	151,636	884,001
Current liabilities
Accounts payable	21,702	3,057	23,781
Deferred revenue and customer advances	317,270	44,687	379,063
Accrued expenses and other current liabilities	106,256	14,966	105,897
Current operating lease liabilities	1,927	271	4,626
Total current liabilities	456,144	64,247	529,676
Non-current liabilities
Non-current operating lease liabilities	1,933	272	2,894
Total non-current liabilities	1,933	272	2,894
Total liabilities	458,077	64,519	532,570
Allowance for credit losses	5,926	835	5,407
Net asset	618,523	87,117	351,431
VIE | Related Party
Current assets
Amounts due from related parties	120,067	16,911	113,233
Current liabilities
Amounts due to related parties	8,989	1,266	16,309
VIE | Affiliated Entity
Current assets
Amounts due from related parties	118,806	16,733	111,494
Current liabilities
Amounts due to related parties	4,943	$ 696	11,489
VIE | Asset pledged as collateral without right
Non-current assets
Total assets	¥ 0		¥ 0